Research and Development Expenditures Recognized as Expenses	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Research and Development Expenditures Recognized as Expenses
31.	Research and Development Expenditures Recognized as Expenses
Research and development expenditures recognized as expenses for the years ended December 31, 2017, 2018 and 2019 were as follows:

(in millions of Won)	2017		2018	2019
Administrative expenses	￦	125,795	108,352	110,315
Cost of sales		361,093	418,250	389,460

	￦	486,888	526,602	499,775